Financial Instrument Risk Management - Right of Offset and Collateral (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative liabilities – FVTPL
Financial liabilities:
Financial liabilities presented in the Consolidated Statements of Financial Position	$ (1,311)	$ (2,351)
Financial instruments subject to master netting or similar agreements	738	1,088
Financial collateral pledged	489	1,136
Net amount	(84)	(127)
Financial assets pledged as collateral	1,472	2,068
Repurchase agreements
Financial liabilities:
Financial liabilities presented in the Consolidated Statements of Financial Position	(2,705)	(2,725)
Financial instruments subject to master netting or similar agreements	28	14
Financial collateral pledged	2,677	2,711
Net amount	0	0
Financial assets pledged as collateral	2,705	2,725
Cash collateral on securities lent
Financial liabilities:
Financial liabilities presented in the Consolidated Statements of Financial Position	(187)	(215)
Financial instruments subject to master netting or similar agreements	0	0
Financial collateral pledged	176	203
Net amount	(11)	(12)
Obligations for securities borrowing
Financial liabilities:
Financial liabilities presented in the Consolidated Statements of Financial Position	(223)	(73)
Financial instruments subject to master netting or similar agreements	0	0
Financial collateral pledged	223	73
Net amount	0	0
Derivative investments
Financial assets:
Financial assets presented in the Consolidated Statements of Financial Position	2,183	2,095
Financial instruments subject to master netting or similar agreements	(738)	(1,088)
Financial collateral received (pledged)	(1,316)	(923)
Net amount	129	84
Financial liabilities:
Financial assets received as collateral	1,443	1,061
Reverse repurchase agreements
Financial assets:
Financial assets presented in the Consolidated Statements of Financial Position	28	14
Financial instruments subject to master netting or similar agreements	(28)	(14)
Financial collateral received (pledged)	0	0
Net amount	0	0
Financial liabilities:
Financial assets received as collateral	28	14
Financial assets
Financial assets:
Financial assets presented in the Consolidated Statements of Financial Position	2,211	2,109
Financial instruments subject to master netting or similar agreements	(766)	(1,102)
Financial collateral received (pledged)	(1,316)	(923)
Net amount	129	84
Financial liabilities
Financial liabilities:
Financial liabilities presented in the Consolidated Statements of Financial Position	(4,426)	(5,364)
Financial instruments subject to master netting or similar agreements	766	1,102
Financial collateral pledged	3,565	4,123
Net amount	$ (95)	$ (139)